BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Schedule of Preliminary Fair Value of Assets Acquired and Liabilities
Fair Value
Cash and Cash Equivalents	$35,940
Accounts Receivable, net	48,690
Other Assets	8,910
Intangible Assets, net	543,575
Goodwill	1,164,133
Deferred Revenue	(60,652)
Other Liabilities	(25,486)
Deferred Tax Liability	(55,366)
Total Purchase Consideration	$1,659,744

Schedule of Intangible Assets Acquired
	Fair Value	Estimated useful life (in years)
Technology (1)	377,076	5
Customer Relationship (2)	154,962	8
Trademark (1)	7,029	1

(1)	The income approach, specifically the relief from royalty method, was used to evaluate the fair value of the technology and trademark assets identified in the transaction.

(2)	The income approach, specifically the multi-period excess earnings method (MEEM), was used to evaluate the fair value of the customer relationships identified in the transaction.

Schedule of Pro Forma Revenue and Earnings
	Year Ended December 31,
	2023	2024
Revenues	$905,859	$1,125,356
Net loss	$(104,808)	$(133,939)